Shareholders Equity - Stock-based payments - Assumptions Options (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($) EquityInstruments Y	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($) EquityInstruments Y	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments	Mar. 07, 2018 shares
Stock-based payments
Aggregate number of common shares | shares							9,700,876
Risk-free interest rate		2.93%		1.21%
Expected dividend yield		0.92%		0.91%
Expected price volatility of the Company's common shares		30.00%		29.10%
Expected life of the option | Y		4		4
Forfeiture rate		0.00%		0.00%
Weighted average life		5 years 5 months 8 days
Stock options outstanding, beginning of year (in shares) | EquityInstruments		822,046		745,962
Granted (in shares) | EquityInstruments		67,604		81,698
Exercised (in shares) | EquityInstruments		(148,295)		(5,614)
Forfeited (in shares) | EquityInstruments		(16,702)
Stock options outstanding, end of the year (in shares) | EquityInstruments		724,653		822,046
Exercisable stock options, end of the year (in shares) | EquityInstruments					584,522	664,589
Stock options outstanding, beginning of year (in dollars per share)	$ 97.88		$ 90.08
Granted (in dollars per share)	183.61		168.43
Exercised (in dollars per share)	82.81		87.60
Forfeited (in dollars per share)	168.43
Stock options outstanding, end of year (in dollars per share)	107.34		97.88
Exercisable stock options, end of the year (in dollars per share)	90.84		83.03
Stock options
Stock-based payments
Maximum percentage of common shares issued to single insider participant under compensation plan within one year					5.00%
Term of options		10 years
Vesting period		5 years
Weighted average fair value per stock option | $					$ 2.5	$ 2.5
Weighted average fair value per stock option (in dollars per share)	$ 47.35		$ 37.96
Expenses related to stock options | $		$ 1.8		$ 2.1
Capitalized to royalty, stream and working interest, net | $		$ 0.1		$ 0.1
Total unrecognized non-cash stock-based compensation expense | $					$ 3.1	$ 3.3
Weighted average life		2 years 8 months 12 days		2 years 6 months
Stock options | Maximum
Stock-based payments
Term of options		10 years